Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
China - 6.1%
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	75,865	$19,043,632
NetEase Inc. - ADR (Media & Entertainment)	21,720	9,956,883
Tencent Holdings Ltd. (Media & Entertainment)†	389,700	26,676,771
Trip.com Group Ltd. - ADR (Retailing)*	369,176	10,041,587
		65,718,873
Denmark - 0.8%
Chr Hansen Holding A/S (Materials)†	76,228	8,681,815
Finland - 1.1%
Kone OYJ, Class B (Capital Goods)†	146,474	11,606,272
France - 3.2%
Air Liquide SA (Materials)†	72,510	11,970,728
L'Oreal SA (Household & Personal Products)†	34,354	11,506,025
Schneider Electric SE (Capital Goods)†	93,363	10,877,453
		34,354,206
Germany - 2.4%
Symrise AG (Materials)†	204,001	25,487,013
Hong Kong - 2.1%
AIA Group Ltd. (Insurance)†	2,472,005	22,152,710
India - 2.6%
HDFC Bank Ltd. - ADR (Banks)	355,227	16,606,862
ICICI Bank Ltd. - Sponsored ADR (Banks)*	1,235,272	11,599,204
		28,206,066
Indonesia - 1.3%
Bank Central Asia Tbk PT (Banks)†	6,617,554	14,176,976
Japan - 6.2%
FANUC Corp. (Capital Goods)†	33,445	5,620,048
Keyence Corp. (Technology Hardware & Equipment)†	47,304	19,879,733
Kubota Corp. (Capital Goods)†	597,335	8,560,294
Makita Corp. (Capital Goods)†	242,263	9,322,852
Shiseido Co., Ltd. (Household & Personal Products)†	182,400	10,108,429
Sysmex Corp. (Health Care Equipment & Services)†	158,965	12,240,813
		65,732,169
Poland - 0.7%
CD Projekt SA (Media & Entertainment)*†	69,525	7,506,801
Russia - 1.8%
Yandex NV, Class A (Media & Entertainment)*	329,119	18,937,507
	Shares	Value
COMMON STOCKS - 95.4% (continued)
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,262,974	$3,957,242
Switzerland - 6.9%
Alcon Inc. (Health Care Equipment & Services)*	211,045	12,658,479
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	58,953	36,799,255
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	118,856	14,007,180
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	46,290	10,396,517
		73,861,431
United Kingdom - 2.9%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	777,877	13,086,752
Network International Holdings plc (Software & Services)*^†	1,308,090	6,962,796
Standard Chartered plc (Banks)†	2,178,408	11,072,933
		31,122,481
United States - 56.9%
3M Co. (Capital Goods)	35,416	5,329,046
Abbott Laboratories (Health Care Equipment & Services)	139,765	14,065,950
Align Technology Inc. (Health Care Equipment & Services)*	40,839	11,999,315
Alphabet Inc., Class A (Media & Entertainment)*	20,573	30,611,595
Amazon.com Inc. (Retailing)*	6,066	19,196,949
Apple Inc. (Technology Hardware & Equipment)	72,762	30,926,760
CME Group Inc. (Diversified Financials)	57,065	9,483,062
Cognizant Technology Solutions Corp., Class A (Software & Services)	115,977	7,923,549
Colgate-Palmolive Co. (Household & Personal Products)	121,288	9,363,434
Deere & Co. (Capital Goods)	69,827	12,311,198
eBay Inc. (Retailing)	214,260	11,844,293
EPAM Systems Inc. (Software & Services)*	45,312	13,144,105
Estee Lauder Cos., Inc., Class A (Household & Personal Products)	51,825	10,237,511
Exxon Mobil Corp. (Energy)	353,326	14,867,958
Facebook Inc., Class A (Media & Entertainment)*	113,992	28,916,351
First Republic Bank (Banks)	224,994	25,307,325

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4% (continued)
United States - 56.9% (continued)
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	73,852	$28,223,280
Linde plc (Materials)†	75,781	18,549,234
Mastercard Inc., Class A (Software & Services)	74,355	22,940,748
Microsoft Corp. (Software & Services)	82,741	16,962,732
NIKE Inc., Class B (Consumer Durables & Apparel)	179,738	17,544,226
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	28,316	12,022,690
PayPal Holdings Inc. (Software & Services)*	260,802	51,135,448
Proto Labs Inc. (Capital Goods)*	97,053	11,658,006
Roper Technologies Inc. (Capital Goods)	72,203	31,224,187
salesforce.com Inc. (Software & Services)*	59,065	11,508,815
SVB Financial Group (Banks)*	43,076	9,660,655
Synopsys Inc. (Software & Services)*	66,975	13,342,760
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	38,659	16,002,893
Tradeweb Markets Inc., Class A (Diversified Financials)	99,486	5,379,208
UnitedHealth Group Inc. (Health Care Equipment & Services)	29,770	9,013,761
Verisk Analytics Inc. (Commercial & Professional Services)	132,358	24,977,278
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	128,612	34,982,464
Walt Disney Co. (Media & Entertainment)	78,660	9,198,500
Workday Inc., Class A (Software & Services)*	54,928	9,937,574
		609,792,860
Total Common Stocks (Cost $604,642,304)		$1,021,294,422
PREFERRED STOCKS - 2.3%
Brazil - 2.3%
Itau Unibanco Holding SA - Sponsored ADR, 0.69% (Banks)+	4,775,384	24,354,459
Total Preferred Stocks (Cost $19,410,351)		$24,354,459
	Shares	Value
SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	31,569,999	$31,569,999
Total Short Term Investments (Cost $31,569,999)		$31,569,999
Total Investments — 100.6%
(Cost $655,622,654)		$1,077,218,880
Liabilities Less Other Assets - (0.6)%		(6,195,766)
Net Assets — 100.0%		$1,071,023,114

Summary of Abbreviations
ADR	American Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of July 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

Industry	Percentage of Net Assets
Banks	11.0%
Capital Goods	9.9
Commercial & Professional Services	2.3
Consumer Durables & Apparel	1.6
Diversified Financials	1.4
Energy	1.4
Food Beverage & Tobacco	1.3
Health Care Equipment & Services	6.6
Household & Personal Products	3.9
Insurance	2.1
Materials	6.0
Media & Entertainment	12.3
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Retailing	5.6
Semiconductors & Semiconductor Equipment	1.1
Software & Services	14.4
Technology Hardware & Equipment	4.7
Money Market Fund	2.9
Total Investments	100.6
Liabilities Less Other Assets	(0.6)
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Brazil - 1.2%
Ambev SA - ADR (Food Beverage & Tobacco)*	73,087,576	$195,874,704
Canada - 2.2%
Alimentation Couche-Tard Inc., Class B (Food & Staples Retailing)	5,460,300	189,762,189
Canadian National Railway Co. (Transportation)	1,754,486	171,571,186
		361,333,375
China - 6.9%
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	967,209	242,788,803
China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	5,047,802	171,928,136
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	24,572,500	259,210,276
Tencent Holdings Ltd. (Media & Entertainment)†	6,500,200	444,968,814
		1,118,896,029
Denmark - 1.0%
Novozymes A/S, Class B (Materials)†	2,723,644	163,398,031
France - 8.3%
Air Liquide SA (Materials)†	1,108,815	183,055,067
Dassault Systemes SE (Software & Services)†	1,459,582	266,246,496
L'Oreal SA (Household & Personal Products)†	1,567,410	524,965,318
Schneider Electric SE (Capital Goods)†	3,212,120	374,234,804
		1,348,501,685
Germany - 12.2%
adidas AG (Consumer Durables & Apparel)*†	870,423	240,790,262
Allianz SE, Reg S (Insurance)†	1,931,169	402,798,286
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	20,061,944	501,421,769
SAP SE - Sponsored ADR (Software & Services)	3,538,203	563,352,682
Symrise AG (Materials)†	2,174,108	271,623,756
		1,979,986,755
Hong Kong - 2.8%
AIA Group Ltd. (Insurance)†	49,688,874	445,283,581
India - 2.0%
HDFC Bank Ltd. - ADR (Banks)	3,480,392	162,708,326
ICICI Bank Ltd. - Sponsored ADR (Banks)*	17,565,000	164,935,350
		327,643,676
	Shares	Value
COMMON STOCKS - 93.3% (continued)
Israel - 1.6%
Check Point Software Technologies Ltd. (Software & Services)*	2,054,587	$257,542,481
Japan - 13.8%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	7,810,400	349,968,092
FANUC Corp. (Capital Goods)†	787,900	132,397,552
Keyence Corp. (Technology Hardware & Equipment)†	821,054	345,051,884
Komatsu Ltd. (Capital Goods)†	9,587,000	189,135,441
Kubota Corp. (Capital Goods)†	15,111,600	216,561,469
Nitori Holdings Co., Ltd. (Retailing)†	980,800	215,657,043
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,689,200	159,728,256
Sysmex Corp. (Health Care Equipment & Services)†	2,767,207	213,083,775
Unicharm Corp. (Household & Personal Products)†	9,173,200	412,291,921
		2,233,875,433
Mexico - 1.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	2,669,729	164,215,031
Netherlands - 2.6%
Adyen NV (Software & Services)*^†	250,734	418,598,102
Russia - 2.8%
LUKOIL PJSC - Sponsored ADR (Energy)	2,786,652	190,802,062
Yandex NV, Class A (Media & Entertainment)*	4,507,361	259,353,552
		450,155,614
Singapore - 1.8%
DBS Group Holdings Ltd. (Banks)†	20,978,483	299,207,446
South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	201,367	244,275,338
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	60,343,679	189,073,195
Sweden - 5.6%
Alfa Laval AB (Capital Goods)*†	8,756,193	207,593,582
Atlas Copco AB, Class A (Capital Goods)†	11,587,665	513,419,231

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 93.3% (continued)
Sweden - 5.6% (continued)
Epiroc AB, Class A (Capital Goods)†	13,451,928	$188,269,499
		909,282,312
Switzerland - 12.2%
Alcon Inc. (Health Care Equipment & Services)*	3,823,364	229,325,373
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	778,184	485,752,910
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	3,161,453	372,577,236
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,510,248	522,558,557
SGS SA, Reg S (Commercial & Professional Services)†	57,812	151,845,483
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	931,482	209,206,500
		1,971,266,059
Taiwan - 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	5,272,125	77,158,672
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	7,299,537	575,860,474
		653,019,146
United Kingdom - 6.9%
Diageo plc (Food Beverage & Tobacco)†	6,859,451	251,358,543
Rio Tinto plc (Materials)†	5,351,801	326,171,896
Royal Dutch Shell plc, Class B (Energy)†	12,350,909	174,832,898
Standard Chartered plc (Banks)†	20,931,260	106,394,411
Unilever plc (Household & Personal Products)†	4,173,482	250,660,198
		1,109,417,946
United States - 1.7%
Linde plc (Materials)†	1,101,669	269,660,150
Total Common Stocks (Cost $10,871,663,509)		$15,110,506,089
PREFERRED STOCKS - 3.7%
Brazil - 1.6%
Itau Unibanco Holding SA - Sponsored ADR, 0.69% (Banks)+	50,690,431	258,521,198
	Shares	Value
PREFERRED STOCKS - 3.7% (continued)
Germany - 0.5%
FUCHS PETROLUB SE, 2.65% (Materials)+†	1,831,785	$80,308,901
South Korea - 1.6%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.78% (Technology Hardware & Equipment)+†	251,383	258,834,556
Total Preferred Stocks (Cost $439,379,276)		$597,664,655
SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	316,082,014	316,082,014
Total Short Term Investments (Cost $316,082,014)		$316,082,014
Total Investments — 99.0%
(Cost $11,627,124,799)		$16,024,252,758
Other Assets Less Liabilities - 1.0%		163,361,728
Net Assets — 100.0%		$16,187,614,486

Summary of Abbreviations
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.6% of net assets as of July 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

Industry	Percentage of Net Assets
Banks	7.3%
Capital Goods	11.3
Commercial & Professional Services	0.9
Consumer Durables & Apparel	1.5
Energy	2.3
Food & Staples Retailing	1.2
Food Beverage & Tobacco	6.1
Health Care Equipment & Services	4.0
Household & Personal Products	7.3
Insurance	6.8
Materials	8.0
Media & Entertainment	4.3
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Retailing	2.8
Semiconductors & Semiconductor Equipment	7.1
Software & Services	9.3
Technology Hardware & Equipment	5.2
Telecommunication Services	1.1
Transportation	1.1
Money Market Fund	2.0
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Argentina - 1.7%
Globant SA (Software & Services)*	33,050	$5,715,668
Bangladesh - 0.3%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	478,190	1,021,194
Canada - 3.2%
Kinaxis Inc. (Software & Services)*	69,800	10,599,365
China - 1.7%
51job Inc. - ADR (Commercial & Professional Services)*	26,158	1,775,605
Haitian International Holdings Ltd. (Capital Goods)†	1,693,000	3,901,613
		5,677,218
Denmark - 0.8%
SimCorp A/S (Software & Services)†	22,261	2,605,545
Egypt - 1.4%
Edita Food Industries SAE (Food Beverage & Tobacco)†	3,751,857	2,184,778
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	629,022	2,529,276
		4,714,054
Finland - 2.4%
Nokian Renkaat OYJ (Automobiles & Components)†	65,655	1,587,197
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	172,262	6,319,839
		7,907,036
France - 4.1%
Alten SA (Software & Services)*†	70,031	5,487,721
LISI (Capital Goods)*†	102,320	2,306,140
Rubis SCA (Utilities)†	128,830	6,087,907
		13,881,768
Germany - 12.0%
Bechtle AG (Software & Services)†	59,005	11,490,558
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)*†	31,266	3,275,431
FUCHS PETROLUB SE (Materials)†	205,186	7,002,167
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	69,585	5,399,034
Pfeiffer Vacuum Technology AG (Capital Goods)†	17,814	3,545,416
	Shares	Value
COMMON STOCKS - 96.1% (continued)
Germany - 12.0% (continued)
STRATEC SE (Health Care Equipment & Services)†	79,872	$9,357,393
		40,069,999
Hong Kong - 0.7%
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	198,600	2,211,300
Pico Far East Holdings Ltd. (Media & Entertainment)†	410,000	54,024
		2,265,324
India - 2.4%
Max Financial Services Ltd. (Insurance)*†	895,668	6,715,029
SH Kelkar & Co., Ltd. (Materials)^†	1,482,805	1,421,321
		8,136,350
Indonesia - 2.7%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	62,464,500	4,872,537
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	47,401,500	4,172,404
		9,044,941
Israel - 1.8%
CyberArk Software Ltd. (Software & Services)*	52,370	6,171,281
Italy - 2.6%
Reply SpA (Software & Services)†	94,090	8,623,331
Japan - 14.6%
ABC-Mart Inc. (Retailing)†	23,300	1,225,113
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	115,500	7,209,233
BML Inc. (Health Care Equipment & Services)†	94,200	2,351,104
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	36,800	6,723,936
Infomart Corp. (Software & Services)†	615,400	3,833,966
JCU Corp. (Materials)†	135,800	4,036,009
MISUMI Group Inc. (Capital Goods)†	57,200	1,351,941
Nihon M&A Center Inc. (Commercial & Professional Services)†	119,300	5,783,263
Pigeon Corp. (Household & Personal Products)†	27,800	1,080,483
Rinnai Corp. (Consumer Durables & Apparel)†	12,100	989,418
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	82,800	2,557,792

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
Japan - 14.6% (continued)
SMS Co., Ltd. (Commercial & Professional Services)†	239,200	$5,922,627
Stanley Electric Co., Ltd. (Automobiles & Components)†	239,700	5,719,821
		48,784,706
Kuwait - 0.9%
Mabanee Co. SAK (Real Estate)†	1,493,663	2,959,226
Lithuania - 0.5%
Siauliu Bankas AB (Banks)*†	2,958,580	1,561,013
Malaysia - 1.8%
Dialog Group Bhd. (Energy)†	4,289,140	3,825,034
TIME dotCom Bhd. (Telecommunication Services)†	865,500	2,228,420
		6,053,454
Mexico - 1.9%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	2,105,238	3,224,784
Megacable Holdings SAB de CV (Media & Entertainment)	1,091,400	3,241,588
		6,466,372
Netherlands - 0.6%
ASM International NV (Semiconductors & Semiconductor Equipment)†	14,202	2,157,043
Norway - 2.2%
Tomra Systems ASA (Commercial & Professional Services)*†	176,248	7,280,820
Peru - 1.4%
Alicorp SAA (Food Beverage & Tobacco)*	965,650	2,131,316
Ferreycorp SAA (Capital Goods)	5,465,128	2,706,274
		4,837,590
Philippines - 0.2%
Security Bank Corp. (Banks)†	303,040	568,861
Romania - 0.4%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	190,607	1,324,481
Saudi Arabia - 1.0%
Jarir Marketing Co. (Retailing)†	82,372	3,302,829
South Africa - 0.6%
Clicks Group Ltd. (Food & Staples Retailing)†	76,263	1,022,516
Discovery Ltd. (Insurance)†	159,782	1,042,413
		2,064,929
	Shares	Value
COMMON STOCKS - 96.1% (continued)
South Korea - 0.3%
Cheil Worldwide Inc. (Media & Entertainment)†	58,334	$941,949
Sweden - 4.0%
Intrum AB (Commercial & Professional Services)†	171,625	4,031,644
Paradox Interactive AB (Media & Entertainment)†	309,633	7,727,569
Thule Group AB (Consumer Durables & Apparel)^†	53,637	1,595,664
		13,354,877
Switzerland - 3.7%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	23,608	4,036,118
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	3,457	5,397,753
VAT Group AG (Capital Goods)^†	15,563	2,969,289
		12,403,160
Taiwan - 2.7%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	188,645	1,975,249
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,522,700	3,117,505
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	120,909	1,431,380
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	43,000	2,580,550
		9,104,684
Turkey - 0.9%
Ulker Biskuvi Sanayi AS (Food Beverage & Tobacco)*†	837,703	3,120,606
Ukraine - 0.8%
Kernel Holding SA (Food Beverage & Tobacco)†	250,893	2,652,219
United Arab Emirates - 0.5%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,356,051	1,740,791
United Kingdom - 16.4%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	452,051	7,605,161
Bank of Georgia Group plc (Banks)*†	139,396	1,424,730
Clarkson plc (Transportation)†	119,822	3,233,185
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	170,784	6,408,448
Diploma plc (Capital Goods)†	218,568	5,221,390
EMIS Group plc (Health Care Equipment & Services)†	343,352	4,494,271

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
United Kingdom - 16.4% (continued)
Keywords Studios plc (Software & Services)†	234,946	$5,859,946
Network International Holdings plc (Software & Services)*^†	789,883	4,204,446
Rathbone Brothers plc (Diversified Financials)†	125,460	2,674,780
Rightmove plc (Media & Entertainment)†	415,641	3,022,655
Senior plc (Capital Goods)†	4,634,266	3,181,810
Signature Aviation plc (Transportation)†	891,235	2,757,076
YouGov plc (Media & Entertainment)†	442,321	4,632,278
		54,720,176
United States - 0.8%
Core Laboratories NV (Energy)	80,302	1,712,841
Sensata Technologies Holding plc (Capital Goods)*	21,265	807,645
		2,520,486
Vietnam - 2.1%
Hoa Phat Group JSC (Materials)†	7,404,711	6,943,450
Total Common Stocks (Cost $261,512,680)		$321,296,796
SHORT TERM INVESTMENTS - 3.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	12,565,212	12,565,212
Total Short Term Investments (Cost $12,565,212)		$12,565,212
Total Investments — 99.8%
(Cost $274,077,892)		$333,862,008
Other Assets Less Liabilities - 0.2%		503,240
Net Assets — 100.0%		$334,365,248

Summary of Abbreviations
ADR	American Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.8% of net assets as of July 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	2.2%
Banks	1.1
Capital Goods	9.0
Commercial & Professional Services	7.4
Consumer Durables & Apparel	1.2
Diversified Financials	0.8
Energy	2.0
Food & Staples Retailing	2.3
Food Beverage & Tobacco	8.3
Health Care Equipment & Services	6.6
Household & Personal Products	1.1
Insurance	2.3
Materials	5.8
Media & Entertainment	5.9
Pharmaceuticals, Biotechnology & Life Sciences	4.5
Real Estate	0.9
Retailing	1.3
Semiconductors & Semiconductor Equipment	3.0
Software & Services	19.3
Technology Hardware & Equipment	4.1
Telecommunication Services	3.4
Transportation	1.8
Utilities	1.8
Money Market Fund	3.7
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Brazil - 4.8%
Ambev SA - ADR (Food Beverage & Tobacco)*	22,911,699	$61,403,353
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	3,798,500	46,194,676
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	1,367,317	18,636,531
Localiza Rent a Car SA (Transportation)*	5,914,170	57,729,637
Lojas Renner SA (Retailing)	2,897,600	22,846,189
WEG SA (Capital Goods)	4,637,646	59,875,868
		266,686,254
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	863,828	14,780,097
China - 27.7%
51job Inc. - ADR (Commercial & Professional Services)*	903,570	61,334,332
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,059,000	32,034,243
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	1,154,916	289,907,014
Autohome Inc. - ADR (Media & Entertainment)	265,834	23,300,350
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	351,167	41,929,340
CNOOC Ltd. - Sponsored ADR (Energy)	262,112	27,692,133
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	36,190,303	76,013,588
ENN Energy Holdings Ltd. (Utilities)†	6,371,200	77,258,681
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	11,058,688	38,623,335
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	12,093,838	64,041,143
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,355,800	26,206,565
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,943,264	102,119,361
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	94,153	13,200,251
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	9,109,500	96,094,252
SF Holding Co., Ltd., Class A (Transportation)†	4,824,900	48,980,860
	Shares	Value
COMMON STOCKS - 91.4% (continued)
China - 27.7% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,070,000	$48,692,509
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	25,387,135	32,874,898
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	3,498,900	65,273,668
Tencent Holdings Ltd. (Media & Entertainment)†	4,368,100	299,016,688
Trip.com Group Ltd. - ADR (Retailing)*	1,168,473	31,782,466
ZTO Express Cayman Inc. - ADR (Transportation)	787,909	29,192,028
		1,525,567,705
Czech Republic - 0.6%
Komercni banka AS (Banks)*†	1,356,152	31,581,127
Egypt - 0.7%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	9,666,521	37,280,909
Hong Kong - 6.3%
AIA Group Ltd. (Insurance)†	14,976,215	134,208,367
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,416,269	38,038,257
Sands China Ltd. (Consumer Services)†	22,302,138	86,456,747
Techtronic Industries Co., Ltd. (Capital Goods)†	8,506,801	89,020,998
		347,724,369
India - 6.9%
HDFC Bank Ltd. - ADR (Banks)	1,097,761	51,320,327
Housing Development Finance Corp., Ltd. (Banks)†	4,680,007	111,722,895
Kotak Mahindra Bank Ltd. (Banks)†	3,824,554	70,056,715
Maruti Suzuki India Ltd. (Automobiles & Components)†	686,383	57,568,662
Tata Consultancy Services Ltd. (Software & Services)†	2,938,396	89,745,173
		380,413,772
Indonesia - 2.7%
Astra International Tbk PT (Automobiles & Components)†	86,538,700	30,371,300
Bank Central Asia Tbk PT (Banks)†	27,703,033	59,349,004
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	278,197,200	60,562,741
		150,283,045

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 91.4% (continued)
Italy - 0.5%
Tenaris SA - ADR (Energy)	2,513,062	$29,402,825
Kenya - 1.2%
East African Breweries Ltd. (Food Beverage & Tobacco)†	6,628,365	9,506,934
Safaricom plc (Telecommunication Services)†	209,612,227	54,845,752
		64,352,686
Mexico - 3.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	959,927	59,045,110
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	362,465	36,184,881
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	16,756,031	60,157,577
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	23,691,000	55,600,131
		210,987,699
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)	818,503	33,918,764
Peru - 0.9%
Credicorp Ltd. (Banks)	367,781	46,770,710
Poland - 0.2%
CD Projekt SA (Media & Entertainment)*†	108,625	11,728,534
Russia - 8.3%
LUKOIL PJSC - Sponsored ADR (Energy)	1,727,655	118,292,538
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	704,194	103,803,870
Sberbank of Russia PJSC - Sponsored ADR (Banks)*†	9,873,074	118,357,737
Yandex NV, Class A (Media & Entertainment)*	2,030,972	116,862,129
		457,316,274
South Africa - 1.3%
Discovery Ltd. (Insurance)†	5,624,117	36,691,580
Standard Bank Group Ltd. (Banks)†	5,688,581	36,367,459
		73,059,039
South Korea - 8.6%
Amorepacific Corp. (Household & Personal Products)†	292,550	40,860,999
Coway Co., Ltd. (Consumer Durables & Apparel)†	718,815	46,331,619
LG Household & Health Care Ltd. (Household & Personal Products)†	122,682	141,396,039
	Shares	Value
COMMON STOCKS - 91.4% (continued)
South Korea - 8.6% (continued)
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	199,775	$242,344,106
		470,932,763
Taiwan - 9.9%
Airtac International Group (Capital Goods)†	1,595,000	33,180,013
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	5,201,031	61,572,367
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	21,765,031	57,943,240
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	584,000	75,509,981
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	21,698,277	317,558,905
		545,764,506
Thailand - 0.8%
Siam Commercial Bank pcl, Reg S (Banks)†	19,793,170	42,528,418
United Kingdom - 2.1%
Bank of Georgia Group plc (Banks)*†	749,785	7,663,356
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	4,059,418	106,914,472
		114,577,828
United States - 3.2%
EPAM Systems Inc. (Software & Services)*	605,038	175,509,423
Total Common Stocks (Cost $3,968,447,358)		$5,031,166,747
PREFERRED STOCKS - 4.3%
Brazil - 2.6%
Banco Bradesco SA - ADR, 10.24% (Banks)+	16,910,231	71,361,175
Itau Unibanco Holding SA - Sponsored ADR, 0.69% (Banks)+	13,717,565	69,959,581
		141,320,756
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 4.31% (Banks)+	1,335,018	37,273,703

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
PREFERRED STOCKS - 4.3% (continued)
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.78% (Technology Hardware & Equipment)+†	56,888	$58,574,288
Total Preferred Stocks (Cost $233,471,084)		$237,168,747
SHORT TERM INVESTMENTS - 4.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	257,597,361	257,597,361
Total Short Term Investments (Cost $257,597,361)		$257,597,361
Total Investments — 100.4%
(Cost $4,459,515,803)		$5,525,932,855
Liabilities Less Other Assets - (0.4)%		(21,337,642)
Net Assets — 100.0%		$5,504,595,213

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.3%
Banks	16.8
Capital Goods	3.3
Commercial & Professional Services	1.1
Consumer Durables & Apparel	4.7
Consumer Services	1.8
Diversified Financials	0.8
Energy	5.1
Food & Staples Retailing	1.3
Food Beverage & Tobacco	4.8
Household & Personal Products	3.3
Insurance	4.9
Media & Entertainment	9.0
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Retailing	6.3
Semiconductors & Semiconductor Equipment	6.5
Software & Services	4.8
Technology Hardware & Equipment	10.8
Telecommunication Services	1.0
Transportation	3.7
Utilities	1.4
Money Market Fund	4.7
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 92.1%
Brazil - 4.9%
Ambev SA - ADR (Food Beverage & Tobacco)*	16,070,920	$43,070,066
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	2,664,400	32,402,553
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	959,075	13,072,192
Localiza Rent a Car SA (Transportation)*	4,148,355	40,493,091
Lojas Renner SA (Retailing)	2,032,500	16,025,290
WEG SA (Capital Goods)	3,252,930	41,998,032
		187,061,224
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	605,913	10,367,171
China - 27.9%
51job Inc. - ADR (Commercial & Professional Services)*	633,790	43,021,665
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	2,847,000	22,468,955
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	810,091	203,349,043
Autohome Inc. - ADR (Media & Entertainment)	186,464	16,343,570
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	246,318	29,410,369
CNOOC Ltd. - Sponsored ADR (Energy)	183,853	19,424,070
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	25,383,600	53,315,345
ENN Energy Holdings Ltd. (Utilities)†	4,468,700	54,188,515
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	7,756,883	27,091,523
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	8,482,957	44,920,253
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	951,000	18,382,094
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	6,974,468	71,629,217
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	65,642	9,203,008
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,351,000	66,995,400
SF Holding Co., Ltd., Class A (Transportation)†	3,384,300	34,356,344
	Shares	Value
COMMON STOCKS - 92.1% (continued)
China - 27.9% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,855,000	$34,156,539
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	17,807,182	23,059,289
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,454,200	45,784,286
Tencent Holdings Ltd. (Media & Entertainment)†	3,063,900	209,738,154
Trip.com Group Ltd. - ADR (Retailing)*	819,601	22,293,147
ZTO Express Cayman Inc. - ADR (Transportation)	546,525	20,248,751
		1,069,379,537
Czech Republic - 0.6%
Komercni banka AS (Banks)*†	951,244	22,151,910
Egypt - 0.7%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,780,374	26,149,895
Hong Kong - 6.4%
AIA Group Ltd. (Insurance)†	10,504,789	94,137,977
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,396,223	26,680,611
Sands China Ltd. (Consumer Services)†	15,643,344	60,643,183
Techtronic Industries Co., Ltd. (Capital Goods)†	5,967,000	62,442,779
		243,904,550
India - 7.0%
HDFC Bank Ltd. - ADR (Banks)	770,001	35,997,547
Housing Development Finance Corp., Ltd. (Banks)†	3,282,691	78,365,640
Kotak Mahindra Bank Ltd. (Banks)†	2,682,651	49,139,773
Maruti Suzuki India Ltd. (Automobiles & Components)†	481,449	40,380,334
Tata Consultancy Services Ltd. (Software & Services)†	2,061,075	62,949,831
		266,833,125
Indonesia - 2.7%
Astra International Tbk PT (Automobiles & Components)†	60,026,600	21,066,712
Bank Central Asia Tbk PT (Banks)†	19,215,910	41,166,797
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	192,968,390	42,008,671
		104,242,180

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 92.1% (continued)
Italy - 0.5%
Tenaris SA - ADR (Energy)	1,762,733	$20,623,976
Kenya - 1.2%
East African Breweries Ltd. (Food Beverage & Tobacco)†	4,597,750	6,594,463
Safaricom plc (Telecommunication Services)†	145,395,201	38,043,149
		44,637,612
Mexico - 3.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	673,320	41,415,913
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	254,243	25,381,079
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	11,750,140	42,185,405
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	16,617,500	38,999,417
		147,981,814
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)	574,121	23,791,574
Peru - 0.8%
Credicorp Ltd. (Banks)	257,972	32,806,299
Poland - 0.2%
CD Projekt SA (Media & Entertainment)*†	76,209	8,228,491
Russia - 8.4%
LUKOIL PJSC - Sponsored ADR (Energy)	1,211,827	82,973,795
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	493,942	72,811,032
Sberbank of Russia PJSC - Sponsored ADR (Banks)*†	6,925,256	83,019,496
Yandex NV, Class A (Media & Entertainment)*	1,424,582	81,970,448
		320,774,771
South Africa - 1.3%
Discovery Ltd. (Insurance)†	3,944,916	25,736,520
Standard Bank Group Ltd. (Banks)†	3,990,133	25,509,173
		51,245,693
South Korea - 8.6%
Amorepacific Corp. (Household & Personal Products)†	205,203	28,661,082
Coway Co., Ltd. (Consumer Durables & Apparel)†	504,197	32,498,297
LG Household & Health Care Ltd. (Household & Personal Products)†	86,053	99,179,614
	Shares	Value
COMMON STOCKS - 92.1% (continued)
South Korea - 8.6% (continued)
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	140,127	$169,985,997
		330,324,990
Taiwan - 10.0%
Airtac International Group (Capital Goods)†	1,119,000	23,278,015
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,648,216	43,189,378
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	15,278,136	40,673,716
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	410,001	53,012,274
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	15,219,637	222,742,629
		382,896,012
Thailand - 0.8%
Siam Commercial Bank pcl, Reg S (Banks)†	13,883,500	29,830,658
United Kingdom - 2.1%
Bank of Georgia Group plc (Banks)*†	525,920	5,375,290
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,847,392	74,992,872
		80,368,162
United States - 3.2%
EPAM Systems Inc. (Software & Services)*	424,391	123,107,341
Total Common Stocks (Cost $2,541,304,494)		$3,526,706,985
PREFERRED STOCKS - 4.3%
Brazil - 2.6%
Banco Bradesco SA - ADR, 10.24% (Banks)+	11,861,319	50,054,766
Itau Unibanco Holding SA - Sponsored ADR, 0.69% (Banks)+	9,621,892	49,071,649
		99,126,415
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 4.31% (Banks)+	936,420	26,144,847

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
PREFERRED STOCKS - 4.3% (continued)
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.78% (Technology Hardware & Equipment)+†	39,904	$41,086,844
Total Preferred Stocks (Cost $137,428,039)		$166,358,106
SHORT TERM INVESTMENTS - 3.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.12% (Money Market Funds)	147,868,615	147,868,615
Total Short Term Investments (Cost $147,868,615)		$147,868,615
Total Investments — 100.3%
(Cost $2,826,601,148)		$3,840,933,706
Liabilities Less Other Assets - (0.3)%		(10,516,544)
Net Assets — 100.0%		$3,830,417,162

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.3%
Banks	17.0
Capital Goods	3.3
Commercial & Professional Services	1.1
Consumer Durables & Apparel	4.7
Consumer Services	1.8
Diversified Financials	0.9
Energy	5.1
Food & Staples Retailing	1.4
Food Beverage & Tobacco	4.8
Household & Personal Products	3.3
Insurance	4.9
Media & Entertainment	9.0
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Retailing	6.3
Semiconductors & Semiconductor Equipment	6.5
Software & Services	4.9
Technology Hardware & Equipment	10.9
Telecommunication Services	1.0
Transportation	3.8
Utilities	1.4
Money Market Fund	3.9
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Argentina - 4.5%
Globant SA (Software & Services)*	49,971	$8,641,985
Bangladesh - 2.7%
GrameenPhone Ltd. (Telecommunication Services)†	187,524	572,352
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,176,627	4,648,274
		5,220,626
Colombia - 3.9%
Cementos Argos SA - Sponsored ADR (Materials)#†	50,918	249,611
Ecopetrol SA - Sponsored ADR (Energy)	556,983	6,483,282
Grupo Nutresa SA (Food Beverage & Tobacco)	149,622	809,634
		7,542,527
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)*†	2,209	434,957
Egypt - 5.8%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	1,763,834	6,802,585
Edita Food Industries SAE (Food Beverage & Tobacco)†	2,893,455	1,684,914
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	680,691	2,737,035
		11,224,534
Georgia - 0.4%
TBC Bank Group plc (Banks)*†	69,760	727,575
Iceland - 1.2%
Marel HF (Capital Goods)^†	453,128	2,375,365
Indonesia - 0.6%
Bank Central Asia Tbk PT (Banks)†	514,900	1,103,085
Kazakhstan - 2.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	385,456	4,291,628
Kenya - 5.4%
East African Breweries Ltd. (Food Beverage & Tobacco)†	821,800	1,178,692
Equity Group Holdings plc (Banks)*†	5,427,300	1,636,688
	Shares	Value
COMMON STOCKS - 95.7% (continued)
Kenya - 5.4% (continued)
Safaricom plc (Telecommunication Services)†	28,618,650	$7,488,167
		10,303,547
Kuwait - 8.2%
Mabanee Co. SAK (Real Estate)†	3,978,180	7,881,519
National Bank of Kuwait SAKP (Banks)†	3,064,026	7,868,761
		15,750,280
Morocco - 2.7%
Maroc Telecom (Telecommunication Services)†	197,985	2,936,968
Societe d'Exploitation des Ports (Transportation)†	113,196	2,321,442
		5,258,410
Nigeria - 5.5%
Guaranty Trust Bank plc (Banks)†	51,111,047	2,977,134
Nestle Nigeria plc (Food Beverage & Tobacco)†	1,394,492	4,244,637
Nigerian Breweries plc (Food Beverage & Tobacco)	1,270,573	101,954
Zenith Bank plc (Banks)†	75,801,615	3,202,280
		10,526,005
Pakistan - 0.9%
MCB Bank Ltd. (Banks)†	1,216,841	1,292,221
Oil & Gas Development Co., Ltd. (Energy)†	607,900	416,175
		1,708,396
Peru - 5.5%
Alicorp SAA (Food Beverage & Tobacco)*	950,385	2,097,624
Cementos Pacasmayo SAA, Class C (Materials)	261,456	425,402
Credicorp Ltd. (Banks)	49,504	6,295,424
Ferreycorp SAA (Capital Goods)	3,421,598	1,694,340
		10,512,790
Philippines - 18.4%
Bank of the Philippine Islands (Banks)†	2,784,604	3,871,495
BDO Unibank Inc. (Banks)†	1,516,098	2,721,559
International Container Terminal Services Inc. (Transportation)†	1,045,910	2,059,141
Jollibee Foods Corp. (Consumer Services)†	385,790	1,052,872
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	2,211,860	2,778,819
Security Bank Corp. (Banks)†	2,461,730	4,621,117
SM Prime Holdings Inc. (Real Estate)†	13,148,100	8,048,221

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7% (continued)
Philippines - 18.4% (continued)
Universal Robina Corp. (Food Beverage & Tobacco)†	2,360,420	$5,839,091
Wilcon Depot Inc. (Retailing)†	14,227,000	4,332,833
		35,325,148
Romania - 4.5%
Banca Transilvania SA (Banks)*†	13,589,825	6,646,310
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	293,968	2,042,711
		8,689,021
Saudi Arabia - 1.0%
Jarir Marketing Co. (Retailing)†	47,382	1,899,853
Slovenia - 1.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	23,410	2,288,488
Sri Lanka - 0.3%
Commercial Bank of Ceylon plc (Banks)	448,149	181,095
John Keells Holdings plc (Capital Goods)	698,412	416,940
		598,035
Thailand - 0.9%
Home Product Center pcl, Reg S (Retailing)†	3,264,994	1,633,413
United Arab Emirates - 1.6%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,696,763	1,992,530
Emaar Properties PJSC (Real Estate)*†	1,650,176	1,166,424
		3,158,954
United Kingdom - 2.3%
Bank of Georgia Group plc (Banks)*†	90,800	928,043
Network International Holdings plc (Software & Services)*^†	643,293	3,424,166
		4,352,209
United States - 4.9%
EPAM Systems Inc. (Software & Services)*	32,537	9,438,332
Vietnam - 10.9%
Hoa Phat Group JSC (Materials)†	8,874,826	8,321,987
Masan Group Corp. (Food Beverage & Tobacco)*†	549,890	1,199,277
Sai Gon Cargo Service Corp. (Transportation)†	168,050	785,202
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	355,070	2,577,034
	Shares	Value
COMMON STOCKS - 95.7% (continued)
Vietnam - 10.9% (continued)
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,724,020	$7,968,586
		20,852,086
Total Common Stocks (Cost $170,678,282)		$183,857,249
PREFERRED STOCKS - 3.0%
Colombia - 3.0%
Bancolombia SA - Sponsored ADR, 4.31% (Banks)+	207,670	5,798,146
Total Preferred Stocks (Cost $6,510,843)		$5,798,146
SHORT TERM INVESTMENTS - 0.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	959,525	959,525
Total Short Term Investments (Cost $959,525)		$959,525
Total Investments — 99.2%
(Cost $178,148,650)		$190,614,920
Other Assets Less Liabilities - 0.8%		1,537,066
Net Assets — 100.0%		$192,151,986

Summary of Abbreviations
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.4% of net assets as of July 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

Industry	Percentage of Net Assets
Banks	31.7%
Capital Goods	2.3
Consumer Services	0.6
Energy	4.7
Food & Staples Retailing	1.4
Food Beverage & Tobacco	15.5
Health Care Equipment & Services	1.4
Materials	4.7
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Real Estate	8.9
Retailing	4.1
Software & Services	11.2
Technology Hardware & Equipment	0.2
Telecommunication Services	5.7
Transportation	2.7
Money Market Fund	0.5
Total Investments	99.2
Other Assets Less Liabilities	0.8
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 0.4%
BHP Group Ltd. (Materials)†	676	$17,917
Cochlear Ltd. (Health Care Equipment & Services)†	83	11,308
		29,225
Brazil - 1.1%
Ambev SA - ADR (Food Beverage & Tobacco)*	7,484	20,058
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	1,123	15,306
Raia Drogasil SA (Food & Staples Retailing)	500	11,895
Ultrapar Participacoes SA - Sponsored ADR (Energy)	2,681	9,652
WEG SA (Capital Goods)	1,900	24,531
		81,442
Canada - 0.9%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,600	55,641
Imperial Oil Ltd. (Energy)	800	12,512
		68,153
Chile - 0.1%
Banco Santander Chile - ADR (Banks)	553	9,462
China - 8.9%
51job Inc. - ADR (Commercial & Professional Services)*	400	27,152
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,670	13,180
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	55	13,806
Autohome Inc. - ADR (Media & Entertainment)	143	12,534
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	90	10,746
China Merchants Bank Co., Ltd., Class A (Banks)†	1,900	9,465
China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	1,689	57,527
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	500	17,361
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	80,000	14,571
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	9,600	20,164
ENN Energy Holdings Ltd. (Utilities)†	2,000	24,252
	Shares	Value
COMMON STOCKS - 97.8% (continued)
China - 8.9% (continued)
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	600	$12,898
Glodon Co., Ltd., Class A (Software & Services)†	2,000	21,965
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	1,200	9,776
Haitian International Holdings Ltd. (Capital Goods)†	4,000	9,218
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	2,700	14,297
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	700	10,804
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	12,800	67,109
JD.com Inc. - ADR (Retailing)*	207	13,205
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	840	11,347
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	11,598
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,200	12,324
NetEase Inc. - ADR (Media & Entertainment)	41	18,795
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	110	15,422
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	1,100	11,951
SF Holding Co., Ltd., Class A (Transportation)†	1,900	19,288
Shanghai International Airport Co., Ltd., Class A (Transportation)†	1,000	9,723
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	2,900	20,857
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	11,964
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	13,500	17,482

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
China - 8.9% (continued)
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	4,000	$13,145
Tencent Holdings Ltd. (Media & Entertainment)†	200	13,691
TravelSky Technology Ltd., Class H (Software & Services)†	5,000	9,624
Trip.com Group Ltd. - ADR (Retailing)*	514	13,981
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	500	15,567
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,372	22,227
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,000	20,623
		649,639
Colombia - 0.2%
Ecopetrol SA - Sponsored ADR (Energy)	800	9,312
Grupo Nutresa SA (Food Beverage & Tobacco)	1,370	7,413
		16,725
Denmark - 1.3%
Chr Hansen Holding A/S (Materials)†	129	14,692
Coloplast A/S, Class B (Health Care Equipment & Services)†	193	32,918
Novozymes A/S, Class B (Materials)†	732	43,914
		91,524
Egypt - 0.1%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,264	8,732
Finland - 0.7%
Kone OYJ, Class B (Capital Goods)†	211	16,719
Neste OYJ (Energy)†	314	14,444
Nokian Renkaat OYJ (Automobiles & Components)†	676	16,342
		47,505
France - 2.9%
Air Liquide SA (Materials)†	330	54,480
Dassault Systemes SE (Software & Services)†	130	23,714
EssilorLuxottica SA (Consumer Durables & Apparel)*†	109	14,482
	Shares	Value
COMMON STOCKS - 97.8% (continued)
France - 2.9% (continued)
Kering SA (Consumer Durables & Apparel)†	26	$14,761
L'Oreal SA (Household & Personal Products)†	49	16,411
Safran SA (Capital Goods)*†	327	34,753
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	109	33,936
Schneider Electric SE (Capital Goods)†	159	18,524
		211,061
Germany - 2.7%
adidas AG (Consumer Durables & Apparel)*†	60	16,598
Allianz SE, Reg S (Insurance)†	230	47,973
Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	196	13,050
Bayerische Motoren Werke AG (Automobiles & Components)†	350	22,658
Brenntag AG (Capital Goods)†	257	15,828
FUCHS PETROLUB SE (Materials)†	375	12,797
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	393	30,493
SAP SE - Sponsored ADR (Software & Services)	110	17,514
Symrise AG (Materials)†	160	19,990
		196,901
Hong Kong - 1.2%
AIA Group Ltd. (Insurance)†	1,600	14,338
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	11,135
Budweiser Brewing Co., APAC Ltd. (Food Beverage & Tobacco)^†	3,900	14,100
Sands China Ltd. (Consumer Services)†	6,400	24,810
Techtronic Industries Co., Ltd. (Capital Goods)†	2,500	26,162
		90,545
India - 2.4%
Asian Paints Ltd. (Materials)†	460	10,561
Godrej Consumer Products Ltd. (Household & Personal Products)†	4,026	37,299
HDFC Bank Ltd. - ADR (Banks)	235	10,986
Hero MotoCorp Ltd. (Automobiles & Components)†	419	15,023

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
India - 2.4% (continued)
Housing Development Finance Corp., Ltd. (Banks)†	918	$21,915
ICICI Bank Ltd. - Sponsored ADR (Banks)*	1,034	9,709
Maruti Suzuki India Ltd. (Automobiles & Components)†	130	10,903
Max Financial Services Ltd. (Insurance)*†	1,630	12,220
Pidilite Industries Ltd. (Materials)†	1,120	20,336
Tata Consultancy Services Ltd. (Software & Services)†	741	22,632
		171,584
Indonesia - 0.4%
Astra International Tbk PT (Automobiles & Components)†	33,400	11,722
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	46,900	10,210
Unilever Indonesia Tbk PT (Household & Personal Products)†	17,000	9,807
		31,739
Italy - 0.2%
FinecoBank Banca Fineco SpA (Banks)*†	1,194	17,406
Japan - 10.2%
ABC-Mart Inc. (Retailing)†	700	36,806
Benefit One Inc. (Commercial & Professional Services)†	1,000	21,818
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	26,885
FANUC Corp. (Capital Goods)†	100	16,804
Fast Retailing Co., Ltd. (Retailing)†	60	32,139
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	34,273
Infomart Corp. (Software & Services)†	2,300	14,329
Kakaku.com Inc. (Media & Entertainment)†	500	12,111
Kao Corp. (Household & Personal Products)†	600	43,523
Keyence Corp. (Technology Hardware & Equipment)†	46	19,332
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	150	13,265
Komatsu Ltd. (Capital Goods)†	900	17,755
Kubota Corp. (Capital Goods)†	3,700	53,024
Makita Corp. (Capital Goods)†	1,200	46,179
	Shares	Value
COMMON STOCKS - 97.8% (continued)
Japan - 10.2% (continued)
MISUMI Group Inc. (Capital Goods)†	700	$16,545
MonotaRO Co., Ltd. (Capital Goods)†	500	21,365
Nomura Research Institute Ltd. (Software & Services)†	890	23,537
Pigeon Corp. (Household & Personal Products)†	400	15,547
Rinnai Corp. (Consumer Durables & Apparel)†	540	44,156
Shimano Inc. (Consumer Durables & Apparel)†	300	65,517
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	35,638
Shiseido Co., Ltd. (Household & Personal Products)†	200	11,084
SMC Corp. (Capital Goods)†	40	20,868
Stanley Electric Co., Ltd. (Automobiles & Components)†	500	11,931
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	500	36,307
Sysmex Corp. (Health Care Equipment & Services)†	200	15,401
Unicharm Corp. (Household & Personal Products)†	900	40,451
		746,590
Malaysia - 0.2%
Dialog Group Bhd. (Energy)†	16,000	14,269
Mexico - 1.4%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	565	23,385
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	192	11,810
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	134	13,377
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	3,300	11,848
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	18,700	43,887
		104,307
Netherlands - 1.3%
Adyen NV (Software & Services)*^†	18	30,051
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	31,835
Koninklijke Vopak NV (Energy)†	243	13,268

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
Netherlands - 1.3% (continued)
Prosus NV (Retailing)*†	166	$16,142
		91,296
Pakistan - 0.3%
MCB Bank Ltd. (Banks)†	10,800	11,469
Oil & Gas Development Co., Ltd. (Energy)†	13,400	9,174
		20,643
Panama - 0.2%
Copa Holdings SA, Class A (Transportation)	376	15,581
Peru - 0.5%
Alicorp SAA (Food Beverage & Tobacco)*	9,290	20,504
Credicorp Ltd. (Banks)	94	11,954
		32,458
Philippines - 1.1%
Bank of the Philippine Islands (Banks)†	12,490	17,365
BDO Unibank Inc. (Banks)†	10,070	18,077
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	13,204
Security Bank Corp. (Banks)†	4,340	8,147
SM Prime Holdings Inc. (Real Estate)†	12,800	7,835
Universal Robina Corp. (Food Beverage & Tobacco)†	3,090	7,644
Wilcon Depot Inc. (Retailing)†	32,600	9,928
		82,200
Poland - 0.2%
ING Bank Slaski SA (Banks)*†	426	15,087
Russia - 0.6%
LUKOIL PJSC - Sponsored ADR (Energy)	130	8,901
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	89	13,119
Sberbank of Russia PJSC - Sponsored ADR (Banks)*†	620	7,432
Yandex NV, Class A (Media & Entertainment)*	227	13,062
		42,514
Saudi Arabia - 0.5%
Bupa Arabia for Cooperative Insurance Co. (Insurance)*†	397	12,654
Jarir Marketing Co. (Retailing)†	252	10,104
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	414	11,950
		34,708
Singapore - 0.7%
DBS Group Holdings Ltd. (Banks)†	2,400	34,230
	Shares	Value
COMMON STOCKS - 97.8% (continued)
Singapore - 0.7% (continued)
Oversea-Chinese Banking Corp. Ltd. (Banks)†	2,703	$16,709
		50,939
South Africa - 0.3%
Clicks Group Ltd. (Food & Staples Retailing)†	851	11,410
Discovery Ltd. (Insurance)†	1,831	11,945
		23,355
South Korea - 0.9%
Amorepacific Corp. (Household & Personal Products)†	80	11,174
Coway Co., Ltd. (Consumer Durables & Apparel)†	184	11,860
LG Household & Health Care Ltd. (Household & Personal Products)†	9	10,373
NAVER Corp. (Media & Entertainment)†	125	31,628
		65,035
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	3,607	11,302
Banco Santander SA - Sponsored ADR (Banks)	13,924	29,380
Bankinter SA (Banks)†	8,132	42,312
		82,994
Sweden - 2.6%
Alfa Laval AB (Capital Goods)*†	887	21,029
Assa Abloy AB, Class B (Capital Goods)†	2,828	62,072
Atlas Copco AB, Class A (Capital Goods)†	544	24,103
Epiroc AB, Class A (Capital Goods)†	1,467	20,532
Hexagon AB, Class B (Technology Hardware & Equipment)*†	270	17,597
Intrum AB (Commercial & Professional Services)†	1,097	25,770
Skandinaviska Enskilda Banken AB, Class A (Banks)*†	1,670	16,187
		187,290
Switzerland - 3.4%
Alcon Inc. (Health Care Equipment & Services)*	661	39,647
Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	244	15,170
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	60	37,453

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
Switzerland - 3.4% (continued)
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	143	$49,479
SGS SA, Reg S (Commercial & Professional Services)†	8	21,012
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	170	38,181
Temenos AG, Reg S (Software & Services)†	98	14,563
VAT Group AG (Capital Goods)^†	96	18,316
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	91	12,855
		246,676
Taiwan - 2.0%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,399	46,061
Airtac International Group (Capital Goods)†	600	12,481
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,000	11,838
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,000	10,649
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	70	9,051
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	58,541
		148,621
Thailand - 0.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	7,000	25,703
Siam Commercial Bank pcl, Reg S (Banks)†	6,200	13,322
		39,025
Turkey - 0.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	1,226	12,580
United Arab Emirates - 0.2%
Emaar Properties PJSC (Real Estate)*†	18,834	13,313
United Kingdom - 5.0%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	16,319
	Shares	Value
COMMON STOCKS - 97.8% (continued)
United Kingdom - 5.0% (continued)
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	751	$19,779
Compass Group plc (Consumer Services)†	2,255	31,183
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	780	29,268
Diageo plc (Food Beverage & Tobacco)†	1,409	51,631
Diploma plc (Capital Goods)†	671	16,030
Halma plc (Technology Hardware & Equipment)†	511	14,635
HomeServe plc (Commercial & Professional Services)†	977	17,066
Network International Holdings plc (Software & Services)*^†	2,567	13,664
Rathbone Brothers plc (Diversified Financials)†	762	16,246
Reckitt Benckiser Group plc (Household & Personal Products)†	391	39,547
Rio Tinto plc (Materials)†	225	13,713
Rotork plc (Capital Goods)†	3,615	13,320
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	790	22,357
Signature Aviation plc (Transportation)†	7,104	21,976
Spirax-Sarco Engineering plc (Capital Goods)†	154	20,873
Standard Chartered plc (Banks)†	2,119	10,771
		368,378
United States - 40.9%
Abbott Laboratories (Health Care Equipment & Services)	390	39,250
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	332	31,510
Accenture plc, Class A (Software & Services)	70	15,735
Adobe Inc. (Software & Services)*	90	39,989
Air Products and Chemicals Inc. (Materials)	253	72,517
Allegion plc (Capital Goods)	570	56,692
Alphabet Inc., Class A (Media & Entertainment)*	45	66,958
Altair Engineering Inc., Class A (Software & Services)*	403	16,241
Amazon.com Inc. (Retailing)*	14	44,306
AMETEK Inc. (Capital Goods)	770	71,802
Amphenol Corp., Class A (Technology Hardware & Equipment)	144	15,229
ANSYS Inc. (Software & Services)*	78	24,227

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 40.9% (continued)
Apple Inc. (Technology Hardware & Equipment)	65	$27,628
Atlassian Corp. plc, Class A (Software & Services)*	117	20,668
Automatic Data Processing Inc. (Software & Services)	418	55,556
BorgWarner Inc. (Automobiles & Components)	919	33,635
Church & Dwight Co., Inc. (Household & Personal Products)	900	86,697
Cisco Systems Inc. (Technology Hardware & Equipment)	845	39,799
CME Group Inc. (Diversified Financials)	84	13,959
Cognex Corp. (Technology Hardware & Equipment)	585	39,119
Cognizant Technology Solutions Corp., Class A (Software & Services)	686	46,867
Colgate-Palmolive Co. (Household & Personal Products)	825	63,690
Danaher Corp. (Health Care Equipment & Services)	327	66,643
Deere & Co. (Capital Goods)	200	35,262
Domino's Pizza Inc. (Consumer Services)	137	52,966
eBay Inc. (Retailing)	1,273	70,371
Ecolab Inc. (Materials)	322	60,240
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	846	66,335
Emerson Electric Co. (Capital Goods)	666	41,299
EnerSys (Capital Goods)	200	13,452
EPAM Systems Inc. (Software & Services)*	59	17,115
Estee Lauder Cos., Inc., Class A (Household & Personal Products)	73	14,420
Exxon Mobil Corp. (Energy)	1,474	62,026
Facebook Inc., Class A (Media & Entertainment)*	270	68,491
First Republic Bank (Banks)	660	74,237
Guidewire Software Inc. (Software & Services)*	152	17,884
Healthcare Services Group Inc. (Commercial & Professional Services)	622	16,290
HEICO Corp. (Capital Goods)	290	27,875
Honeywell International Inc. (Capital Goods)	432	64,528
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	27,842
	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 40.9% (continued)
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	$22,930
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	15,839
JPMorgan Chase & Co. (Banks)	641	61,946
Linde plc (Materials)†	169	41,367
McDonald's Corp. (Consumer Services)	313	60,810
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	734	58,896
Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	19	17,765
Microsoft Corp. (Software & Services)	363	74,419
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	139	16,730
NIKE Inc., Class B (Consumer Durables & Apparel)	156	15,227
PayPal Holdings Inc. (Software & Services)*	240	47,057
Procter & Gamble Co. (Household & Personal Products)	532	69,756
Proto Labs Inc. (Capital Goods)*	133	15,976
Reinsurance Group of America Inc. (Insurance)	380	32,395
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	146	22,033
ResMed Inc. (Health Care Equipment & Services)	81	16,403
Rockwell Automation Inc. (Capital Goods)	293	63,915
Rollins Inc. (Commercial & Professional Services)	755	39,562
Roper Technologies Inc. (Capital Goods)	178	76,976
salesforce.com Inc. (Software & Services)*	130	25,330
Sensata Technologies Holding plc (Capital Goods)*	328	12,457
ServiceNow Inc. (Software & Services)*	54	23,717
Signature Bank (Banks)	473	48,497
Starbucks Corp. (Consumer Services)	578	44,234
SVB Financial Group (Banks)*	102	22,876

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 40.9% (continued)
Synopsys Inc. (Software & Services)*	269	$53,590
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	115	14,668
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	24,837
Tiffany & Co. (Retailing)	106	13,288
UnitedHealth Group Inc. (Health Care Equipment & Services)	109	33,003
Verisk Analytics Inc. (Commercial & Professional Services)	249	46,989
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	69	18,768
Walt Disney Co. (Media & Entertainment)	471	55,079
Workday Inc., Class A (Software & Services)*	140	25,329
Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	261	39,588
		2,991,602
Total Common Stocks (Cost $5,841,603)		$7,151,104
PREFERRED STOCKS - 1.2%
Brazil - 0.3%
Banco Bradesco SA - ADR, 10.24% (Banks)+	2,857	12,057
Itau Unibanco Holding SA - Sponsored ADR, 0.69% (Banks)+	1,644	8,384
		20,441
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 4.31% (Banks)+	360	10,051
Germany - 0.5%
Henkel AG & Co. KGaA, 2.18% (Household & Personal Products)+†	141	13,892
Sartorius AG, 0.11% (Health Care Equipment & Services)+†	58	22,255
		36,147
	Shares	Value
PREFERRED STOCKS - 1.2% (continued)
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.78% (Technology Hardware & Equipment)+†	17	$17,504
Total Preferred Stocks (Cost $72,634)		$84,143
SHORT TERM INVESTMENTS - 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	97,755	97,755
Total Short Term Investments (Cost $97,755)		$97,755
Total Investments — 100.3%
(Cost $6,011,992)		$7,333,002
Liabilities Less Other Assets - (0.3)%		(18,770)
Net Assets — 100.0%		$7,314,232

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of July 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	1.7%
Banks	8.4
Capital Goods	14.3
Commercial & Professional Services	3.0
Consumer Durables & Apparel	3.5
Consumer Services	3.1
Diversified Financials	0.4
Energy	2.6
Food & Staples Retailing	2.7
Food Beverage & Tobacco	4.3
Health Care Equipment & Services	6.1
Household & Personal Products	6.8
Insurance	2.0
Materials	5.2
Media & Entertainment	4.6
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Real Estate	0.3
Retailing	4.0
Semiconductors & Semiconductor Equipment	1.6
Software & Services	9.5
Technology Hardware & Equipment	3.9
Telecommunication Services	1.0
Transportation	1.1
Utilities	0.3
Money Market Fund	1.3
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%
See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Australia - 1.4%
BHP Group Ltd. (Materials)†	6,911	$183,170
Cochlear Ltd. (Health Care Equipment & Services)†	709	96,598
		279,768
Brazil - 1.5%
Ambev SA - ADR (Food Beverage & Tobacco)*	23,444	62,830
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	4,067	55,433
Raia Drogasil SA (Food & Staples Retailing)	2,300	54,716
Ultrapar Participacoes SA - Sponsored ADR (Energy)	16,661	59,980
WEG SA (Capital Goods)	5,000	64,554
		297,513
Canada - 1.6%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	6,000	208,653
Imperial Oil Ltd. (Energy)	6,800	106,357
		315,010
Chile - 0.2%
Banco Santander Chile - ADR (Banks)	2,534	43,357
China - 12.1%
51job Inc. - ADR (Commercial & Professional Services)*	729	49,484
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	7,500	59,191
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	265	66,520
Autohome Inc. - ADR (Media & Entertainment)	664	58,200
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	417	49,790
China Merchants Bank Co., Ltd., Class A (Banks)†	8,500	42,341
China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	1,436	48,910
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	2,800	97,223
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	268,000	48,814
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	50,409
ENN Energy Holdings Ltd. (Utilities)†	7,000	84,884
	Shares	Value
COMMON STOCKS - 96.0% (continued)
China - 12.1% (continued)
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,880	$61,909
Glodon Co., Ltd., Class A (Software & Services)†	8,680	95,328
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	5,400	43,993
Haitian International Holdings Ltd. (Capital Goods)†	22,400	51,622
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	12,500	66,192
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,800	58,650
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	17,600	92,275
JD.com Inc. - ADR (Retailing)*	950	60,600
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	4,320	58,354
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,900	56,055
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	5,400	55,459
NetEase Inc. - ADR (Media & Entertainment)	192	88,017
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	393	55,099
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	5,200	56,498
SF Holding Co., Ltd., Class A (Transportation)†	8,700	88,320
Shanghai International Airport Co., Ltd., Class A (Transportation)†	4,700	45,699
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	13,100	94,215
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	5,770	69,031
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	58,500	75,754

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0% (continued)
China - 12.1% (continued)
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	18,400	$60,466
Tencent Holdings Ltd. (Media & Entertainment)†	1,000	68,455
TravelSky Technology Ltd., Class H (Software & Services)†	22,000	42,346
Trip.com Group Ltd. - ADR (Retailing)*	2,112	57,446
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	68,494
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,892	63,053
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	5,000	103,115
		2,392,211
Colombia - 0.5%
Ecopetrol SA - Sponsored ADR (Energy)	3,904	45,442
Grupo Nutresa SA (Food Beverage & Tobacco)	11,532	62,402
		107,844
Denmark - 2.2%
Chr Hansen Holding A/S (Materials)†	1,195	136,102
Coloplast A/S, Class B (Health Care Equipment & Services)†	639	108,987
Novozymes A/S, Class B (Materials)†	3,129	187,716
		432,805
Egypt - 0.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	10,198	39,331
Finland - 1.2%
Kone OYJ, Class B (Capital Goods)†	964	76,385
Neste OYJ (Energy)†	1,070	49,220
Nokian Renkaat OYJ (Automobiles & Components)†	4,724	114,202
		239,807
France - 5.5%
Air Liquide SA (Materials)†	1,228	202,731
Dassault Systemes SE (Software & Services)†	307	56,001
EssilorLuxottica SA (Consumer Durables & Apparel)*†	1,406	186,801
	Shares	Value
COMMON STOCKS - 96.0% (continued)
France - 5.5% (continued)
Kering SA (Consumer Durables & Apparel)†	184	$104,460
L'Oreal SA (Household & Personal Products)†	561	187,893
Safran SA (Capital Goods)*†	1,801	191,409
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	297	92,467
Schneider Electric SE (Capital Goods)†	596	69,438
		1,091,200
Germany - 6.5%
adidas AG (Consumer Durables & Apparel)*†	597	165,151
Allianz SE, Reg S (Insurance)†	882	183,965
Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	1,982	131,970
Bayerische Motoren Werke AG (Automobiles & Components)†	1,932	125,073
Brenntag AG (Capital Goods)†	874	53,827
FUCHS PETROLUB SE (Materials)†	4,120	140,599
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	1,338	103,814
SAP SE - Sponsored ADR (Software & Services)	1,218	193,930
Symrise AG (Materials)†	1,588	198,398
		1,296,727
Hong Kong - 3.1%
AIA Group Ltd. (Insurance)†	14,400	129,045
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	16,600	184,832
Budweiser Brewing Co., APAC Ltd. (Food Beverage & Tobacco)^†	32,700	118,223
Sands China Ltd. (Consumer Services)†	14,000	54,273
Techtronic Industries Co., Ltd. (Capital Goods)†	12,500	130,808
		617,181
India - 3.4%
Asian Paints Ltd. (Materials)†	2,389	54,847
Godrej Consumer Products Ltd. (Household & Personal Products)†	11,080	102,650
HDFC Bank Ltd. - ADR (Banks)	1,314	61,430
Hero MotoCorp Ltd. (Automobiles & Components)†	1,916	68,697

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0% (continued)
India - 3.4% (continued)
Housing Development Finance Corp., Ltd. (Banks)†	2,513	$59,991
ICICI Bank Ltd. - Sponsored ADR (Banks)*	4,955	46,527
Maruti Suzuki India Ltd. (Automobiles & Components)†	611	51,246
Max Financial Services Ltd. (Insurance)*†	6,561	49,189
Pidilite Industries Ltd. (Materials)†	3,542	64,312
Tata Consultancy Services Ltd. (Software & Services)†	4,010	122,474
		681,363
Indonesia - 0.9%
Astra International Tbk PT (Automobiles & Components)†	206,800	72,578
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	214,200	46,630
Unilever Indonesia Tbk PT (Household & Personal Products)†	86,700	50,015
		169,223
Italy - 0.5%
FinecoBank Banca Fineco SpA (Banks)*†	6,739	98,240
Japan - 17.1%
ABC-Mart Inc. (Retailing)†	2,940	154,585
Benefit One Inc. (Commercial & Professional Services)†	3,600	78,546
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,200	188,194
FANUC Corp. (Capital Goods)†	600	100,823
Fast Retailing Co., Ltd. (Retailing)†	220	117,844
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	10,790	119,294
Infomart Corp. (Software & Services)†	8,000	49,840
Kakaku.com Inc. (Media & Entertainment)†	4,600	111,425
Kao Corp. (Household & Personal Products)†	2,000	145,075
Keyence Corp. (Technology Hardware & Equipment)†	180	75,646
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	700	61,901
Komatsu Ltd. (Capital Goods)†	5,340	105,349
Kubota Corp. (Capital Goods)†	12,900	184,868
Makita Corp. (Capital Goods)†	3,800	146,233
	Shares	Value
COMMON STOCKS - 96.0% (continued)
Japan - 17.1% (continued)
MISUMI Group Inc. (Capital Goods)†	3,400	$80,360
MonotaRO Co., Ltd. (Capital Goods)†	1,800	76,915
Nomura Research Institute Ltd. (Software & Services)†	7,606	201,153
Pigeon Corp. (Household & Personal Products)†	2,700	104,939
Rinnai Corp. (Consumer Durables & Apparel)†	2,000	163,540
Shimano Inc. (Consumer Durables & Apparel)†	1,000	218,391
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,400	201,947
Shiseido Co., Ltd. (Household & Personal Products)†	1,000	55,419
SMC Corp. (Capital Goods)†	260	135,641
Stanley Electric Co., Ltd. (Automobiles & Components)†	6,115	145,919
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,455	105,654
Sysmex Corp. (Health Care Equipment & Services)†	800	61,603
Unicharm Corp. (Household & Personal Products)†	4,500	202,254
		3,393,358
Malaysia - 0.6%
Dialog Group Bhd. (Energy)†	133,900	119,411
Mexico - 1.4%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	818	33,857
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	708	43,549
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	502	50,115
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	15,500	55,648
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	41,800	98,100
		281,269
Netherlands - 2.5%
Adyen NV (Software & Services)*^†	63	105,178
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	349	123,448
Koninklijke Vopak NV (Energy)†	2,771	151,297

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0% (continued)
Netherlands - 2.5% (continued)
Prosus NV (Retailing)*†	1,243	$120,871
		500,794
Pakistan - 0.5%
MCB Bank Ltd. (Banks)†	50,600	53,734
Oil & Gas Development Co., Ltd. (Energy)†	76,100	52,099
		105,833
Panama - 0.5%
Copa Holdings SA, Class A (Transportation)	2,256	93,489
Peru - 0.4%
Alicorp SAA (Food Beverage & Tobacco)*	18,253	40,287
Credicorp Ltd. (Banks)	331	42,093
		82,380
Philippines - 2.0%
Bank of the Philippine Islands (Banks)†	43,180	60,034
BDO Unibank Inc. (Banks)†	29,700	53,315
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	62,440	78,445
Security Bank Corp. (Banks)†	19,800	37,168
SM Prime Holdings Inc. (Real Estate)†	131,100	80,249
Universal Robina Corp. (Food Beverage & Tobacco)†	14,230	35,201
Wilcon Depot Inc. (Retailing)†	149,900	45,652
		390,064
Poland - 0.2%
ING Bank Slaski SA (Banks)*†	1,013	35,875
Russia - 1.1%
LUKOIL PJSC - Sponsored ADR (Energy)	1,010	69,155
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	308	45,402
Sberbank of Russia PJSC - Sponsored ADR (Banks)*†	3,385	40,579
Yandex NV, Class A (Media & Entertainment)*	1,042	59,956
		215,092
Saudi Arabia - 0.8%
Bupa Arabia for Cooperative Insurance Co. (Insurance)*†	1,817	57,915
Jarir Marketing Co. (Retailing)†	1,153	46,231
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	1,895	54,699
		158,845
Singapore - 1.4%
DBS Group Holdings Ltd. (Banks)†	9,970	142,198
	Shares	Value
COMMON STOCKS - 96.0% (continued)
Singapore - 1.4% (continued)
Oversea-Chinese Banking Corp. Ltd. (Banks)†	22,784	$140,841
		283,039
South Africa - 0.5%
Clicks Group Ltd. (Food & Staples Retailing)†	4,068	54,543
Discovery Ltd. (Insurance)†	6,527	42,582
		97,125
South Korea - 1.2%
Amorepacific Corp. (Household & Personal Products)†	302	42,181
Coway Co., Ltd. (Consumer Durables & Apparel)†	841	54,207
LG Household & Health Care Ltd. (Household & Personal Products)†	45	51,864
NAVER Corp. (Media & Entertainment)†	391	98,933
		247,185
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	29,901	93,688
Banco Santander SA - Sponsored ADR (Banks)	51,431	108,520
Bankinter SA (Banks)†	26,327	136,985
		339,193
Sweden - 4.3%
Alfa Laval AB (Capital Goods)*†	2,963	70,247
Assa Abloy AB, Class B (Capital Goods)†	8,546	187,577
Atlas Copco AB, Class A (Capital Goods)†	1,570	69,563
Epiroc AB, Class A (Capital Goods)†	8,954	125,318
Hexagon AB, Class B (Technology Hardware & Equipment)*†	1,700	110,797
Intrum AB (Commercial & Professional Services)†	3,759	88,303
Skandinaviska Enskilda Banken AB, Class A (Banks)*†	19,933	193,200
		845,005
Switzerland - 5.9%
Alcon Inc. (Health Care Equipment & Services)*	3,134	187,977
Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	2,114	131,434
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	194	121,098

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0% (continued)
Switzerland - 5.9% (continued)
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	491	$169,890
SGS SA, Reg S (Commercial & Professional Services)†	73	191,737
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	813	182,596
Temenos AG, Reg S (Software & Services)†	494	73,410
VAT Group AG (Capital Goods)^†	329	62,771
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	317	44,779
		1,165,692
Taiwan - 2.2%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	10,998	115,157
Airtac International Group (Capital Goods)†	3,000	62,408
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,000	47,354
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	19,000	50,582
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	420	54,305
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,000	102,446
		432,252
Thailand - 0.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	14,600	53,610
Siam Commercial Bank pcl, Reg S (Banks)†	25,900	55,650
		109,260
Turkey - 0.4%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	6,927	71,080
United Arab Emirates - 0.3%
Emaar Properties PJSC (Real Estate)*†	78,581	55,545
United Kingdom - 9.7%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,783	46,820
	Shares	Value
COMMON STOCKS - 96.0% (continued)
United Kingdom - 9.7% (continued)
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	5,631	$148,306
Compass Group plc (Consumer Services)†	8,203	113,433
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	3,147	118,087
Diageo plc (Food Beverage & Tobacco)†	4,845	177,540
Diploma plc (Capital Goods)†	5,153	123,100
Halma plc (Technology Hardware & Equipment)†	4,179	119,689
HomeServe plc (Commercial & Professional Services)†	7,319	127,844
Network International Holdings plc (Software & Services)*^†	11,994	63,843
Rathbone Brothers plc (Diversified Financials)†	2,799	59,674
Reckitt Benckiser Group plc (Household & Personal Products)†	1,256	127,036
Rio Tinto plc (Materials)†	3,195	194,723
Rotork plc (Capital Goods)†	12,541	46,208
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	3,948	111,728
Signature Aviation plc (Transportation)†	36,928	114,238
Spirax-Sarco Engineering plc (Capital Goods)†	1,243	168,476
Standard Chartered plc (Banks)†	11,000	55,913
		1,916,658
Total Common Stocks (Cost $17,332,061)		$19,040,024
PREFERRED STOCKS - 2.6%
Brazil - 0.6%
Banco Bradesco SA - ADR, 10.24% (Banks)+	14,311	60,392
Itau Unibanco Holding SA - Sponsored ADR, 0.69% (Banks)+	12,225	62,348
		122,740
Colombia - 0.2%
Bancolombia SA - Sponsored ADR, 4.31% (Banks)+	1,616	45,119
Germany - 1.4%
Henkel AG & Co. KGaA, 2.18% (Household & Personal Products)+†	1,957	192,808
Sartorius AG, 0.11% (Health Care Equipment & Services)+†	196	75,207
		268,015

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
PREFERRED STOCKS - 2.6% (continued)
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.78% (Technology Hardware & Equipment)+†	67	$68,986
Total Preferred Stocks (Cost $437,164)		$504,860
SHORT TERM INVESTMENTS - 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	284,561	284,561
Total Short Term Investments (Cost $284,561)		$284,561
Total Investments — 100.0%
(Cost $18,053,786)		$19,829,445
Liabilities Less Other Assets - (0.0)%		(5,715)
Net Assets — 100.0%		$19,823,730

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of July 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.9%
Banks	9.6
Capital Goods	12.5
Commercial & Professional Services	2.7
Consumer Durables & Apparel	6.5
Consumer Services	1.1
Diversified Financials	0.3
Energy	4.1
Food & Staples Retailing	3.7
Food Beverage & Tobacco	5.6
Health Care Equipment & Services	4.1
Household & Personal Products	6.7
Insurance	2.6
Materials	6.9
Media & Entertainment	3.3
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Real Estate	0.7
Retailing	3.9
Semiconductors & Semiconductor Equipment	2.1
Software & Services	5.1
Technology Hardware & Equipment	3.6
Telecommunication Services	0.5
Transportation	2.0
Utilities	0.4
Money Market Fund	1.4
Total Investments	100.0
Liabilities Less Other Assets	(0.0)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Bangladesh - 0.5%
GrameenPhone Ltd. (Telecommunication Services)†	5,493	$16,766
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,331	22,062
		38,828
Brazil - 4.1%
Ambev SA - ADR (Food Beverage & Tobacco)*	20,505	54,953
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	8,181	111,507
Raia Drogasil SA (Food & Staples Retailing)	1,600	38,064
Ultrapar Participacoes SA - Sponsored ADR (Energy)	11,420	41,112
WEG SA (Capital Goods)	3,600	46,479
		292,115
Chile - 1.0%
Banco Santander Chile - ADR (Banks)	4,331	74,103
China - 33.4%
51job Inc. - ADR (Commercial & Professional Services)*	249	16,902
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	7,000	55,245
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	528	132,539
Autohome Inc. - ADR (Media & Entertainment)	442	38,741
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	344	41,074
China Merchants Bank Co., Ltd., Class A (Banks)†	12,200	60,773
China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	2,034	69,278
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	2,300	79,862
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	444,000	80,871
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	28,800	60,491
ENN Energy Holdings Ltd. (Utilities)†	9,000	109,136
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	1,900	40,843
	Shares	Value
COMMON STOCKS - 93.9% (continued)
China - 33.4% (continued)
Glodon Co., Ltd., Class A (Software & Services)†	6,800	$74,681
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	4,700	38,290
Haitian International Holdings Ltd. (Capital Goods)†	15,000	34,568
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	10,500	55,601
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,300	35,498
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	15,200	79,692
JD.com Inc. - ADR (Retailing)*	1,651	105,317
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	5,400	72,943
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	42,524
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,000	41,081
NetEase Inc. - ADR (Media & Entertainment)	279	127,899
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	558	78,232
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	11,100	120,601
SF Holding Co., Ltd., Class A (Transportation)†	13,000	131,972
Shanghai International Airport Co., Ltd., Class A (Transportation)†	3,600	35,004
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	7,600	54,659
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,000	35,891
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	45,000	58,273
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	13,700	45,021

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 93.9% (continued)
China - 33.4% (continued)
Tencent Holdings Ltd. (Media & Entertainment)†	1,900	$130,064
Trip.com Group Ltd. - ADR (Retailing)*	1,311	35,659
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	2,600	80,948
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,856	46,269
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,000	41,246
		2,387,688
Colombia - 0.7%
Ecopetrol SA - Sponsored ADR (Energy)	2,874	33,453
Grupo Nutresa SA (Food Beverage & Tobacco)	3,657	19,789
		53,242
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	11,703	45,135
India - 8.4%
Asian Paints Ltd. (Materials)†	2,810	64,512
Godrej Consumer Products Ltd. (Household & Personal Products)†	2,496	23,124
HDFC Bank Ltd. - ADR (Banks)	2,433	113,743
Hero MotoCorp Ltd. (Automobiles & Components)†	2,039	73,107
Housing Development Finance Corp., Ltd. (Banks)†	1,478	35,283
ICICI Bank Ltd. - Sponsored ADR (Banks)*	4,150	38,968
Maruti Suzuki India Ltd. (Automobiles & Components)†	435	36,485
Max Financial Services Ltd. (Insurance)*†	5,458	40,920
Pidilite Industries Ltd. (Materials)†	2,034	36,931
Tata Consultancy Services Ltd. (Software & Services)†	4,431	135,333
		598,406
Indonesia - 2.2%
Astra International Tbk PT (Automobiles & Components)†	189,000	66,331
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	152,000	33,090
	Shares	Value
COMMON STOCKS - 93.9% (continued)
Indonesia - 2.2% (continued)
Unilever Indonesia Tbk PT (Household & Personal Products)†	105,000	$60,572
		159,993
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,610	17,926
Kenya - 0.2%
Safaricom plc (Telecommunication Services)†	62,300	16,301
Kuwait - 0.3%
Mabanee Co. SAK (Real Estate)†	9,375	18,574
Malaysia - 0.8%
Dialog Group Bhd. (Energy)†	63,800	56,896
Mexico - 5.0%
Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	2,140	88,575
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,393	85,683
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	448	44,724
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	11,500	41,287
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	40,300	94,580
		354,849
Morocco - 0.6%
Attijariwafa Bank (Banks)*†	446	17,613
Maroc Telecom (Telecommunication Services)†	1,491	22,118
		39,731
Nigeria - 0.9%
Dangote Cement plc (Materials)	44,096	16,185
Guaranty Trust Bank plc (Banks)†	261,863	15,253
Nestle Nigeria plc (Food Beverage & Tobacco)†	5,120	15,585
Zenith Bank plc (Banks)†	414,394	17,506
		64,529
Pakistan - 0.5%
MCB Bank Ltd. (Banks)†	17,600	18,690
Oil & Gas Development Co., Ltd. (Energy)†	27,700	18,964
		37,654

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 93.9% (continued)
Panama - 0.5%
Copa Holdings SA, Class A (Transportation)	840	$34,810
Peru - 1.4%
Alicorp SAA (Food Beverage & Tobacco)*	9,214	20,336
Credicorp Ltd. (Banks)	617	78,464
		98,800
Philippines - 2.9%
Bank of the Philippine Islands (Banks)†	26,900	37,400
BDO Unibank Inc. (Banks)†	19,450	34,915
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	15,670	19,687
Security Bank Corp. (Banks)†	7,030	13,196
SM Prime Holdings Inc. (Real Estate)†	72,700	44,501
Universal Robina Corp. (Food Beverage & Tobacco)†	15,950	39,456
Wilcon Depot Inc. (Retailing)†	56,500	17,207
		206,362
Poland - 0.2%
ING Bank Slaski SA (Banks)*†	505	17,884
Romania - 0.4%
Banca Transilvania SA (Banks)*†	32,012	15,656
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,060	14,314
		29,970
Russia - 3.8%
LUKOIL PJSC - Sponsored ADR (Energy)	1,444	98,870
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	262	38,621
Sberbank of Russia PJSC - Sponsored ADR (Banks)*†	7,465	89,490
Yandex NV, Class A (Media & Entertainment)*	783	45,054
		272,035
Saudi Arabia - 1.9%
Bupa Arabia for Cooperative Insurance Co. (Insurance)*†	685	21,833
Jarir Marketing Co. (Retailing)†	1,292	51,805
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	2,109	60,877
		134,515
South Africa - 1.2%
Clicks Group Ltd. (Food & Staples Retailing)†	2,632	35,289
Discovery Ltd. (Insurance)†	7,600	49,582
		84,871
	Shares	Value
COMMON STOCKS - 93.9% (continued)
South Korea - 6.8%
Amorepacific Corp. (Household & Personal Products)†	665	$92,882
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,760	113,442
LG Household & Health Care Ltd. (Household & Personal Products)†	106	122,169
NAVER Corp. (Media & Entertainment)†	610	154,345
		482,838
Taiwan - 8.8%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,499	57,578
Airtac International Group (Capital Goods)†	3,600	74,889
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	6,000	71,031
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	49,000	130,449
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	950	122,833
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	12,000	175,623
		632,403
Thailand - 1.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	10,600	38,922
Siam Commercial Bank pcl, Reg S (Banks)†	32,000	68,757
		107,679
Turkey - 1.6%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	11,148	114,393
United Arab Emirates - 0.5%
Emaar Properties PJSC (Real Estate)*†	53,031	37,485
United Kingdom - 1.7%
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,663	70,136
Network International Holdings plc (Software & Services)*^†	9,015	47,986
		118,122
Vietnam - 1.2%
Hoa Phat Group JSC (Materials)†	46,716	43,806

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
July 31, 2020 (unaudited)

	Shares	Value
COMMON STOCKS - 93.9% (continued)
Vietnam - 1.2% (continued)
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	9,842	$45,491
		89,297
Total Common Stocks (Cost $6,288,301)		$6,717,434
PREFERRED STOCKS - 4.2%
Brazil - 1.7%
Banco Bradesco SA - ADR, 10.24% (Banks)+	19,936	84,130
Itau Unibanco Holding SA - Sponsored ADR, 0.69% (Banks)+	6,799	34,675
		118,805
Colombia - 0.4%
Bancolombia SA - Sponsored ADR, 4.31% (Banks)+	1,139	31,801
South Korea - 2.1%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.78% (Technology Hardware & Equipment)+†	144	148,268
Total Preferred Stocks (Cost $312,382)		$298,874
SHORT TERM INVESTMENTS - 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.07% (Money Market Funds)	136,386	136,386
Total Short Term Investments (Cost $136,386)		$136,386
Total Investments — 100.0%
(Cost $6,737,069)		$7,152,694
Liabilities Less Other Assets - (0.0)%		(1,463)
Net Assets — 100.0%		$7,151,231

Summary of Abbreviations
ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.4% of net assets as of July 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.5%
Banks	14.5
Capital Goods	2.9
Commercial & Professional Services	0.2
Consumer Durables & Apparel	4.8
Consumer Services	1.1
Energy	4.2
Food & Staples Retailing	5.8
Food Beverage & Tobacco	9.6
Health Care Equipment & Services	1.4
Household & Personal Products	4.2
Insurance	3.3
Materials	2.3
Media & Entertainment	7.5
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Real Estate	1.4
Retailing	5.9
Semiconductors & Semiconductor Equipment	2.4
Software & Services	3.6
Technology Hardware & Equipment	8.0
Telecommunication Services	2.9
Transportation	3.4
Utilities	1.5
Money Market Fund	1.9
Total Investments	100.0
Liabilities Less Other Assets	(0.0)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements
July 31, 2020 (unaudited)

1.  Organization
Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of July 31, 2020 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).
Portfolio	Inception Date	Investment Objective
Global Equity Portfolio ("Global Equity")	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio ("International Equity")	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio ("International Small Companies")	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** ("Institutional Emerging Markets")	Institutional Class (Formerly Class I): October 17, 2005 Institutional Class Z (Formerly Class II): March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio** ("Emerging Markets")	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio ("Frontier Emerging Markets")	Institutional Class I: May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Global Equity Research Portfolio ("Global Equity Research")	Institutional Class***: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Research Portfolio ("International Equity Research")	Institutional Class***: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
Emerging Markets Research Portfolio ("Emerging Markets Research")	Institutional Class***: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996, is historical information for the predecessor portfolio.
** Effective March 1, 2019, the Institutional Emerging Markets and Emerging Markets Portfolios' shares are generally available for purchase by new and existing shareholders, subject to certain limitations that may apply at the Fund's discretion.
*** Effective March 1, 2019, the Investor Class shares of the Global Equity Research, International Equity Research and Emerging Markets Research Portfolios were closed and their balances were transferred to the Institutional Class (See Note 7) .
2.  Summary of Significant Accounting Policies
The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
July 31, 2020 (unaudited)

2.  Summary of Significant Accounting Policies (continued)
Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Valuation
The Board of Directors of the Fund (the "Board" or the "Directors") has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.
In determining a Portfolio’s net asset value per share ("NAV"), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.
Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.
Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.
Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.
GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
July 31, 2020 (unaudited)

2.  Summary of Significant Accounting Policies (continued)
Level 1unadjusted quoted prices in active markets for identical assets
Level 2other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.
The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of July 31, 2020. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.
Portfolio	Unadjusted Quoted Pricesin Active Markets for Identical Assets (Level 1)	Other SignificantObservable Inputs (Level 2)	SignificantUnobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$704,094,960	$317,199,462	$—	$1,021,294,422
Preferred Stocks	24,354,459	—	—	24,354,459
Short Term Investments	31,569,999	—	—	31,569,999
Total Investments	$760,019,418	$317,199,462	$—	$1,077,218,880

International Equity
Common Stocks	$3,912,597,585	$11,197,908,504	$—	$15,110,506,089
Preferred Stocks	258,521,198	339,143,457	—	597,664,655
Short Term Investments	316,082,014	—	—	316,082,014
Total Investments	$4,487,200,797	$11,537,051,961	$—	$16,024,252,758

International Small Companies
Common Stocks	$38,086,367	$283,210,429	$—	$321,296,796
Short Term Investments	12,565,212	—	—	12,565,212
Total Investments	$50,651,579	$283,210,429	$—	$333,862,008

Institutional Emerging Markets
Common Stocks	$1,582,868,680	$3,448,298,067	$—	$5,031,166,747
Preferred Stocks	178,594,459	58,574,288	—	237,168,747
Short Term Investments	257,597,361	—	—	257,597,361
Total Investments	$2,019,060,500	$3,506,872,355	$—	$5,525,932,855

Emerging Markets
Common Stocks	$1,109,974,812	$2,416,732,173	$—	$3,526,706,985
Preferred Stocks	125,271,262	41,086,844	—	166,358,106
Short Term Investments	147,868,615	—	—	147,868,615
Total Investments	$1,383,114,689	$2,457,819,017	$—	$3,840,933,706

Frontier Emerging Markets
Common Stocks	$36,586,012	$147,271,237	$—	$183,857,249
Preferred Stocks	5,798,146	—	—	5,798,146
Short Term Investments	959,525	—	—	959,525
Total Investments	$43,343,683	$147,271,237	$—	$190,614,920

Global Equity Research
Common Stocks	$3,644,922	$3,506,182	$—	$7,151,104
Preferred Stocks	30,492	53,651	—	84,143
Short Term Investments	97,755	—	—	97,755
Total Investments	$3,773,169	$3,559,833	$—	$7,333,002

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
July 31, 2020 (unaudited)

2.  Summary of Significant Accounting Policies (continued)
Portfolio	Unadjusted Quoted Pricesin Active Markets for Identical Assets (Level 1)	Other SignificantObservable Inputs (Level 2)	SignificantUnobservable Inputs (Level 3)	Total
International Equity Research
Common Stocks	$2,717,599	$16,322,425	$—	$19,040,024
Preferred Stocks	167,859	337,001	—	504,860
Short Term Investments	284,561	—	—	284,561
Total Investments	$3,170,019	$16,659,426	$—	$19,829,445

Emerging Markets Research
Common Stocks	$1,866,380	$4,851,054	$—	$6,717,434
Preferred Stocks	150,606	148,268	—	298,874
Short Term Investments	136,386	—	—	136,386
Total Investments	$2,153,372	$4,999,322	$—	$7,152,694
As of July 31, 2020, there were no Level 3 investments held within the Portfolios.
Securities
For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.
Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the "Net realized gain (loss) on investment transactions" and "Change in unrealized appreciation (depreciation) on investments" on the Statements of Operations.
Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
3.  Foreign Exchange Contracts
The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)
July 31, 2020 (unaudited)

3.  Foreign Exchange Contracts (continued)
transactions is included in “Net realized gain (loss) on foreign currency transactions” and “Change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended July 31, 2020.
4.  Participation Notes
Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.
5.  Concentration of Risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.
Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Portfolio's shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At July 31, 2020, the Portfolio’s investment in the Banking industry amounted to 31.73% of its total assets.
6.  Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.